UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	7/31/2016

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 89.8%
Aerospace & Defense — 1.2%
Boeing Co. (The)(c)	84,948	$11,354,150
Lockheed Martin Corp.(c)	135,228	34,176,172

		45,530,322

Banks — 4.2%
Bank of America Corp.	2,066,903	29,949,425
JPMorgan Chase & Co.	1,195,655	76,486,050
Wells Fargo & Co.	1,118,635	53,660,921

		160,096,396

Beverages — 1.9%
Britvic PLC (United Kingdom)	3,887,698	32,180,790
Coca-Cola European Partners PLC (United Kingdom)	1,057,124	39,462,439

		71,643,229

Biotechnology — 1.5%
AbbVie, Inc.	846,369	56,055,019

Communications Equipment — 3.5%
Cisco Systems, Inc.	4,272,603	130,442,569

Containers & Packaging — 1.0%
Bemis Co., Inc.(c)	759,971	38,788,920

Diversified Financial Services
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*(a)(b)^	100,000	1,345,772

Diversified Telecommunication Services — 4.0%
AT&T, Inc.	994,814	43,065,498
Frontier Communications Corp.(c)	18,009,357	93,648,657
HKBN Ltd. (Hong Kong), 144A(a)	11,130,869	13,309,632

		150,023,787

Electric Utilities — 3.1%
Alupar Investimento SA (Brazil)	400,023	2,070,190
Alupar Investimento SA (Brazil), 144A(a)	1,893,491	9,799,150
Exelon Corp.(c)	1,257,544	46,881,240
PG&E Corp.	883,411	56,485,300

		115,235,880

Energy Equipment & Services — 0.6%
Schlumberger Ltd.(c)	292,473	23,549,926

Food Products — 7.5%
ConAgra Foods, Inc.	1,102,586	51,556,921
JM Smucker Co. (The)(c)	723,535	111,540,156
Kraft Heinz Co. (The)(c)	1,410,574	121,859,488

		284,956,565

Hotels, Restaurants & Leisure — 4.5%
Carnival Corp.(c)	591,429	27,631,563
McDonald’s Corp.	926,673	109,023,078
SeaWorld Entertainment, Inc.(c)	2,080,507	32,039,808

		168,694,449

Household Products — 1.0%
Procter & Gamble Co. (The)	449,718	38,491,364

Independent Power & Renewable Electricity Producers — 1.5%
Atlantica Yield PLC (Spain)(c)	2,784,475	56,107,171

Industrial Conglomerates — 1.9%
General Electric Co.	2,301,140	71,657,500

IT Services — 3.3%
Computer Sciences Corp.(c)	1,845,006	88,246,637
CSRA, Inc.	1,292,578	34,796,200

		123,042,837

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	282,050	44,800,822

Media — 1.0%
Time Warner, Inc.	502,045	38,481,749

Multi-Utilities — 1.3%
Sempra Energy	441,474	49,392,111

Oil, Gas & Consumable Fuels — 11.9%
Cheniere Energy Partners LP Holdings LLC	3,429,230	69,441,907
Euronav NV (Belgium)	2,615,106	22,646,818
Kinder Morgan, Inc.	879,647	17,883,224
Occidental Petroleum Corp.	977,431	73,043,419
Pembina Pipeline Corp. (Canada)	1,184,394	34,501,397
Royal Dutch Shell PLC (Netherlands), ADR	2,509,328	129,958,097
Suncor Energy, Inc. (Canada)	678,409	18,255,986
Targa Resources Corp.	905,115	33,724,585
TransCanada Corp. (Canada)	1,125,709	52,196,548

		451,651,981

Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	1,980,139	148,134,199
Pfizer, Inc.	2,725,954	100,560,443

		248,694,642

Real Estate Investment Trusts (REITs) — 10.6%
Crown Castle International Corp.(c)	427,056	41,437,244
CyrusOne, Inc.	2,161,986	118,520,072
Digital Realty Trust, Inc.(c)	697,567	72,867,849
GEO Group, Inc. (The)	995,642	34,459,170
MFA Financial, Inc.(c)	5,218,170	39,240,638
QTS Realty Trust, Inc. (Class A Stock)	740,003	42,365,172
Starwood Property Trust, Inc.	2,443,315	53,264,267

		402,154,412

Road & Rail — 2.2%
Ryder System, Inc.	540,564	35,623,168
Union Pacific Corp.	528,940	49,217,867

		84,841,035

Semiconductors & Semiconductor Equipment — 1.4%
QUALCOMM, Inc.(c)	842,261	52,708,693

Software — 2.7%
Microsoft Corp.	1,801,207	102,092,413

Specialty Retail — 3.2%
Home Depot, Inc. (The)	528,891	73,113,892
Lowe’s Cos., Inc.	578,692	47,614,777

		120,728,669

Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc.(c)			2,301,246	99,206,715

Tobacco — 3.5%
Philip Morris International, Inc.			1,310,231	131,363,760

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC (United Kingdom), ADR(c)			1,113,034	34,392,751

TOTAL COMMON STOCKS (cost $2,860,832,881)				3,396,171,459

PREFERRED STOCKS — 8.2%
Diversified Telecommunication Services — 2.0%
Frontier Communications Corp., Series A, CVT, 11.125%			767,596	75,899,892

Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc. Series B, CVT, 6.75%*			267,663	28,605,145

Internet Software & Services — 1.5%
Alibaba Group Mandatory Exchangeable Trust, CVT, 5.75%, 144A*(a)			548,055	57,975,998

Oil, Gas & Consumable Fuels — 1.1%
Hess Corp., CVT, 8.00%			641,946	42,317,080

Pharmaceuticals — 1.3%
Allergan PLC (Ireland) Series A, CVT, 5.50%			53,631	48,071,611

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp. Series B, CVT, 5.50%			513,455	56,813,796

TOTAL PREFERRED STOCKS (cost $288,272,361)				309,683,522

	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BOND — 1.1%
Financial Services
GS Pilgrim’s Pride Corp. (United Kingdom), Sr. Unsec’d. Notes, MTN, 144A^(a) (cost $46,241,688)	5.800%	01/18/17	182,629	42,735,209

TOTAL LONG-TERM INVESTMENTS (cost $3,195,346,930)				3,748,590,190

SHORT-TERM INVESTMENT — 6.2%

			Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $234,609,190; includes $210,676,390 of cash collateral for securities on loan)(d)(e)			234,609,190	234,609,190

TOTAL INVESTMENTS — 105.3% (cost $3,429,956,120)(f)				3,983,199,380
Liabilities in excess of other assets — (5.3)%				(202,150,588)

NET ASSETS — 100.0%				$3,781,048,792

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
MTN	Medium Term Note
REIT	Real Estate Investment Trust

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $44,080,981 and 1.2% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,000,000. The aggregate value, $1,345,772, is approximately 0.0% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $206,217,315; cash collateral of $210,676,390 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(f)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$3,439,315,971

Appreciation	646,266,666
Depreciation	(102,383,257)

Net Unrealized Appreciation	$543,883,409

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$45,530,322	$—	$—
Banks	160,096,396	—	—
Beverages	39,462,439	32,180,790	—
Biotechnology	56,055,019	—	—
Communications Equipment	130,442,569	—	—
Containers & Packaging	38,788,920	—	—
Diversified Financial Services	—	—	1,345,772
Diversified Telecommunication Services	136,714,155	13,309,632	—
Electric Utilities	115,235,880	—	—
Energy Equipment & Services	23,549,926	—	—
Food Products	284,956,565	—	—
Hotels, Restaurants & Leisure	168,694,449	—	—
Household Products	38,491,364	—	—
Independent Power & Renewable Electricity Producers	56,107,171	—	—
Industrial Conglomerates	71,657,500	—	—
IT Services	123,042,837	—	—
Life Sciences Tools & Services	44,800,822	—	—
Media	38,481,749	—	—
Multi-Utilities	49,392,111	—	—
Oil, Gas & Consumable Fuels	451,651,981	—	—

Pharmaceuticals	248,694,642	—	—
Real Estate Investment Trusts (REITs)	402,154,412	—	—
Road & Rail	84,841,035	—	—
Semiconductors & Semiconductor Equipment	52,708,693	—	—
Software	102,092,413	—	—
Specialty Retail	120,728,669	—	—
Textiles, Apparel & Luxury Goods	99,206,715	—	—
Tobacco	131,363,760	—	—
Wireless Telecommunication Services	34,392,751	—	—
Preferred Stocks
Diversified Telecommunication Services	75,899,892	—	—
Electronic Equipment, Instruments & Components	28,605,145	—	—
Internet Software & Services	—	57,975,998	—
Oil, Gas & Consumable Fuels	42,317,080	—	—
Pharmaceuticals	48,071,611	—	—
Real Estate Investment Trusts (REITs)	56,813,796	—	—
Convertible Bond	—	—	42,735,209
Affiliated Mutual Fund	234,609,190	—	—

Total	$3,835,651,979	$103,466,420	$44,080,981

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bond
Balance as of 10/31/15	$1,213,967	$59,173,184
Accrued discount/premium	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	131,805	(4,128,972)
Purchases	—	46,241,688
Sales	—	(58,550,691)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 7/31/16	$1,345,772	$42,735,209

*	Of which,($3,374,674) was related to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

	Fair Value July 31, 2016	Valuation Methodology	Unobservable Input
Common Stock	$1,345,772	Mark-to-Market (Index)	Discretionary Adjustment Rate
Convertible Bond	$42,735,209	Market Approach	Single Broker Indicative Quote

Prudential QMA Mid-Cap Value Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 98.9%
Aerospace & Defense — 0.5%
L-3 Communications Holdings, Inc.	23,800	$3,608,794

Airlines — 1.6%
Alaska Air Group, Inc.	48,300	3,246,726
JetBlue Airways Corp.*	393,900	7,220,187
United Continental Holdings, Inc.*	43,000	2,016,270

		12,483,183

Auto Components — 1.3%
Goodyear Tire & Rubber Co. (The)	250,400	7,178,968
Lear Corp.	29,300	3,324,085

		10,503,053

Banks — 10.0%
Associated Banc-Corp.	125,800	2,339,880
BOK Financial Corp.(a)	9,600	626,208
CIT Group, Inc.	167,600	5,792,256
Citizens Financial Group, Inc.	288,000	6,431,040
Comerica, Inc.	150,700	6,817,668
Fifth Third Bancorp	499,700	9,484,306
Huntington Bancshares, Inc.	683,400	6,492,300
KeyCorp.	542,400	6,346,080
M&T Bank Corp.	75,400	8,637,824
PacWest Bancorp	111,700	4,618,795
Regions Financial Corp.	850,100	7,795,417
SunTrust Banks, Inc.	269,700	11,405,613
TCF Financial Corp.	59,300	805,887
Zions Bancorporation	54,900	1,530,612

		79,123,886

Biotechnology
United Therapeutics Corp.*	2,700	326,727

Building Products — 0.4%
Owens Corning	59,900	3,169,309

Capital Markets — 1.9%
Ameriprise Financial, Inc.	45,800	4,389,472
E*TRADE Financial Corp.*	309,200	7,754,736
Legg Mason, Inc.	63,700	2,174,718
Raymond James Financial, Inc.	17,000	933,300

		15,252,226

Chemicals — 2.6%
Cabot Corp.	42,200	2,054,718
Eastman Chemical Co.	70,400	4,592,192
Mosaic Co. (The)	317,000	8,559,000
Platform Specialty Products Corp.*	121,500	1,117,800
Westlake Chemical Corp.	96,500	4,413,910

		20,737,620

Communications Equipment — 1.0%
Brocade Communications Systems, Inc.	646,700	6,014,310
Echostar Corp. (Class A Stock)*	44,300	1,725,485
Harris Corp.	4,200	363,804

		8,103,599

Construction & Engineering — 2.7%
AECOM*	170,500	6,051,045
Jacobs Engineering Group, Inc.*	152,400	8,156,448
Quanta Services, Inc.*	288,100	7,375,360

		21,582,853

Consumer Finance — 2.4%
Ally Financial, Inc.	457,700	8,256,908
Navient Corp.	457,800	6,500,760
OneMain Holdings, Inc.*	7,400	213,416
Synchrony Financial*	139,800	3,897,624

		18,868,708

Containers & Packaging — 1.1%
WestRock Co.	206,558	8,863,404

Diversified Financial Services — 1.3%
Leucadia National Corp.	222,600	4,064,676
Voya Financial, Inc.	250,200	6,412,626

		10,477,302

Diversified Telecommunication Services — 1.8%
CenturyLink, Inc.	358,600	11,274,384
Frontier Communications Corp.	576,400	2,997,280

		14,271,664

Electric Utilities — 5.2%
Avangrid, Inc.	40,700	1,837,198
Edison International	115,500	8,937,390
Entergy Corp.	125,500	10,214,445
FirstEnergy Corp.	220,800	7,710,336
Great Plains Energy, Inc.	36,100	1,075,058
PPL Corp.	304,500	11,482,695

		41,257,122

Electrical Equipment — 0.2%
Regal-Beloit Corp.	20,500	1,250,705

Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics, Inc.*	120,200	7,992,098
Avnet, Inc.	177,800	7,307,580
Ingram Micro, Inc. (Class A Stock)	36,810	1,260,374
Jabil Circuit, Inc.	368,800	7,505,080

		24,065,132

Energy Equipment & Services — 2.7%
Diamond Offshore Drilling, Inc.(a)	122,100	2,774,112
Ensco PLC (Class A Stock)	254,300	2,331,931
FMC Technologies, Inc.*	57,400	1,456,812
Helmerich & Payne, Inc.(a)	10,800	669,276
National Oilwell Varco, Inc.	205,713	6,654,816
Noble Corp. PLC	217,392	1,604,353
Oceaneering International, Inc.	37,300	1,039,924
Rowan Cos. PLC (Class A Stock)(a)	187,300	2,854,452
Transocean Ltd.	210,200	2,310,098

		21,695,774

Food & Staples Retailing — 0.5%
US Foods Holding Corp.*	155,800	3,764,128

Food Products — 2.1%
Bunge Ltd.	134,800	8,875,232
Tyson Foods, Inc. (Class A Stock)	107,500	7,912,000

		16,787,232

Health Care Providers & Services — 1.4%
Brookdale Senior Living, Inc.*	329,400	6,084,018
LifePoint Health, Inc.*	83,700	4,953,366

		11,037,384

Hotels, Restaurants & Leisure — 0.7%
Norwegian Cruise Line Holdings Ltd.*	32,200	1,371,720
Royal Caribbean Cruises Ltd.	54,800	3,969,712

		5,341,432

Household Durables — 1.2%
PulteGroup, Inc.	192,100	4,068,678
Toll Brothers, Inc.*	127,400	3,568,474
Whirlpool Corp.	9,700	1,865,892

		9,503,044

Independent Power & Renewable Electricity Producers — 0.9%
AES Corp.	611,900	7,556,965

Insurance — 11.6%
Alleghany Corp.*	14,500	7,880,750
Allied World Assurance Co. Holdings AG	44,600	1,828,154
American Financial Group, Inc.	55,900	4,086,290
Aspen Insurance Holdings Ltd.	121,500	5,584,140
Assured Guaranty Ltd.	3,500	93,765
Axis Capital Holdings Ltd.	123,200	6,847,456
CNA Financial Corp.	24,300	773,469
Endurance Specialty Holdings Ltd.	98,800	6,681,844
Everest Re Group Ltd.	17,200	3,250,972
Hanover Insurance Group, Inc. (The)	66,700	5,492,078
Hartford Financial Services Group, Inc. (The)	231,300	9,217,305
Lincoln National Corp.	184,600	8,061,482
Loews Corp.	223,036	9,218,078
Principal Financial Group, Inc.	179,400	8,365,422
Reinsurance Group of America, Inc.	54,700	5,428,975
RenaissanceRe Holdings Ltd.	5,200	611,104
Unum Group	31,300	1,045,733
Validus Holdings Ltd.	54,400	2,688,992
XLGroup Ltd. (Ireland)	155,600	5,385,316

		92,541,325

IT Services — 0.6%
Xerox Corp.	456,400	4,700,920

Machinery — 4.1%
AGCO Corp.	108,900	5,244,624
Colfax Corp.*	134,600	3,951,856
Cummins, Inc.	75,500	9,269,135
PACCAR, Inc.	173,829	10,250,696
Terex Corp.	73,600	1,776,704
Trinity Industries, Inc.	81,800	1,898,578

		32,391,593

Marine — 0.1%
Kirby Corp.*	12,900	702,921

Media — 1.7%
Liberty SiriusXM Group (Class A Stock)*	123,600	4,418,700
Liberty SiriusXM Group (Class C Stock)*	48,900	1,723,725
News Corp. (Class A Stock)	400,600	5,195,782
News Corp. (Class B Stock)(a)	180,400	2,424,576

		13,762,783

Metals & Mining — 2.5%
Alcoa, Inc.	953,500	10,126,170
Newmont Mining Corp.	29,500	1,298,000
Reliance Steel & Aluminum Co.	106,600	8,361,704

		19,785,874

Multi-Utilities — 2.8%
Consolidated Edison, Inc.	112,400	9,000,992
NiSource, Inc.	37,900	972,514
Public Service Enterprise Group, Inc.	260,400	11,981,004

		21,954,510

Multiline Retail — 0.6%
Dillard’s, Inc. (Class A Stock)	27,200	1,840,896
Kohl’s Corp.	46,700	1,942,253
Macy’s, Inc.	32,600	1,168,058

		4,951,207

Oil, Gas & Consumable Fuels — 3.6%
Energen Corp.	56,600	2,681,708
HollyFrontier Corp.	190,700	4,847,594
Murphy Oil Corp.	134,700	3,694,821
Noble Energy, Inc.	158,600	5,665,192
PBF Energy, Inc. (Class A Stock)	130,800	2,922,072
QEP Resources, Inc.	102,600	1,867,320
SM Energy Co.(a)	67,600	1,833,988
Tesoro Corp.	63,300	4,820,295

		28,332,990

Paper & Forest Products — 0.4%
Domtar Corp.	78,000	3,070,860

Pharmaceuticals — 0.1%
Mallinckrodt PLC*	13,400	902,356

Real Estate Investment Trusts (REITs) — 14.6%
American Capital Agency Corp.	369,900	7,246,341
Annaly Capital Management, Inc.	758,700	8,330,526
Apple Hospitality REIT, Inc.	88,300	1,798,671
AvalonBay Communities, Inc.	15,542	2,885,372
Brandywine Realty Trust	411,000	6,933,570
Brixmor Property Group, Inc.	71,700	2,036,280
Chimera Investment Corp.	220,500	3,699,990
Columbia Property Trust, Inc.	269,104	6,539,227
Corrections Corp. of America	69,500	2,227,475
Equity Commonwealth*	202,500	6,079,050
Forest City Realty Trust, Inc. (Class A Stock)	143,000	3,381,950
HCP, Inc.	106,900	4,193,687
Hospitality Properties Trust	222,900	7,112,739
MFA Financial, Inc.	320,300	2,408,656
Mid-America Apartment Communities, Inc.	18,100	1,918,962
Omega Healthcare Investors, Inc.	79,500	2,742,750
Paramount Group, Inc.	100,800	1,777,104
Piedmont Office Realty Trust, Inc. (Class A Stock)	287,800	6,314,332

Prologis, Inc.	14,600	795,554
Senior Housing Properties Trust	370,300	8,224,363
SL Green Realty Corp.	27,800	3,275,396
Starwood Property Trust, Inc.	297,600	6,487,680
Two Harbors Investment Corp.	455,100	3,982,125
Ventas, Inc.	61,500	4,683,840
VEREIT, Inc.	772,500	8,543,850
WP Carey, Inc.	34,300	2,491,895

		116,111,385

Road & Rail — 0.7%
AMERCO	8,300	3,282,733
Genesee & Wyoming, Inc. (Class A Stock)*	31,700	2,052,575

		5,335,308

Semiconductors & Semiconductor Equipment — 0.7%
Micron Technology, Inc.*	427,900	5,879,346

Specialty Retail — 2.2%
Bed Bath & Beyond, Inc.	41,000	1,842,950
Best Buy Co., Inc.(a)	218,100	7,328,160
Gap, Inc. (The)	11,700	301,743
Penske Automotive Group, Inc.	56,600	2,242,492
Staples, Inc.	620,000	5,759,800

		17,475,145

Technology Hardware, Storage & Peripherals — 1.1%
Western Digital Corp.	177,000	8,409,270

Textiles, Apparel & Luxury Goods — 1.0%
PVH Corp.	77,800	7,862,468

Thrifts & Mortgage Finance — 0.9%
New York Community Bancorp, Inc.(a)	509,510	7,362,420

Trading Companies & Distributors — 1.5%
Air Lease Corp.	209,000	6,021,290
WESCO International, Inc.*	109,300	6,092,382

		12,113,672

Wireless Telecommunication Services — 1.6%
Sprint Corp.*(a)	754,300	4,631,402
Telephone & Data Systems, Inc.	222,126	6,994,748
United States Cellular Corp.*	18,132	733,439

		12,359,589

TOTAL COMMON STOCKS (cost $755,550,318)		785,637,188

EXCHANGE TRADED FUND — 0.5%
iShares Russell Mid-Cap Value ETF (cost $3,718,569)	52,169	4,015,448

TOTAL LONG-TERM INVESTMENTS (cost $759,268,887)		789,652,636

SHORT-TERM INVESTMENT — 2.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $20,217,268; includes $17,353,293 of cash collateral for securities on loan)(b)(c)	20,217,268	20,217,268

TOTAL INVESTMENTS — 102.0% (cost $779,486,155)(d)		809,869,904
Liabilities in excess of other assets — (2.0)%		(15,555,007)

NET ASSETS — 100.0%		$794,314,897

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ETF	Exchange Traded Fund
OTC	Over-the-counter
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,807,540; cash collateral of $17,353,293 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$781,532,394

Appreciation	70,908,117
Depreciation	(42,570,607)

Net Unrealized Appreciation	$28,337,510

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,608,794	$—	$—
Airlines	12,483,183	—	—
Auto Components	10,503,053	—	—
Banks	79,123,886	—	—
Biotechnology	326,727	—	—
Building Products	3,169,309	—	—
Capital Markets	15,252,226	—	—
Chemicals	20,737,620	—	—
Communications Equipment	8,103,599	—	—
Construction & Engineering	21,582,853	—	—
Consumer Finance	18,868,708	—	—
Containers & Packaging	8,863,404	—	—
Diversified Financial Services	10,477,302	—	—
Diversified Telecommunication Services	14,271,664	—	—

Electric Utilities	41,257,122	—	—
Electrical Equipment	1,250,705	—	—
Electronic Equipment, Instruments & Components	24,065,132	—	—
Energy Equipment & Services	21,695,774	—	—
Food & Staples Retailing	3,764,128	—	—
Food Products	16,787,232	—	—
Health Care Providers & Services	11,037,384	—	—
Hotels, Restaurants & Leisure	5,341,432	—	—
Household Durables	9,503,044	—	—
Independent Power & Renewable Electricity Producers	7,556,965	—	—
Insurance	92,541,325	—	—
IT Services	4,700,920	—	—
Machinery	32,391,593	—	—
Marine	702,921	—	—
Media	13,762,783	—	—
Metals & Mining	19,785,874	—	—
Multi-Utilities	21,954,510	—	—
Multiline Retail	4,951,207	—	—
Oil, Gas & Consumable Fuels	28,332,990	—	—
Paper & Forest Products	3,070,860	—	—
Pharmaceuticals	902,356	—	—
Real Estate Investment Trusts (REITs)	116,111,385	—	—
Road & Rail	5,335,308	—	—
Semiconductors & Semiconductor Equipment	5,879,346	—	—
Specialty Retail	17,475,145	—	—
Technology Hardware, Storage & Peripherals	8,409,270	—	—
Textiles, Apparel & Luxury Goods	7,862,468	—	—
Thrifts & Mortgage Finance	7,362,420	—	—
Trading Companies & Distributors	12,113,672	—	—
Wireless Telecommunication Services	12,359,589	—	—
Exchange Traded Fund	4,015,448	—	—
Affiliated Mutual Fund	20,217,268	—	—

Total	$809,869,904	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 16, 2016

*	Print the name and title of each signing officer under his or her signature.